PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2013 Machinery and equipment [Member] CNY	Dec. 31, 2012 Machinery and equipment [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2013 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2012 Furniture, fixture and office equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment		4,119,455,158	3,883,564,425		632,996,431	507,989,849	3,412,945,731	3,307,235,601	24,519,713	22,609,244	48,993,283	45,729,731
Less: Accumulated depreciation		(1,024,205,575)	(732,881,877)
Less: Impairment		(33,632,696)	(70,260,894)
Subtotal		3,061,616,887	3,080,421,654
Construction in progress		125,381,063	249,451,007
Property, plant and equipment, net	526,454,557	3,186,997,950	3,329,872,661
Depreciation of property, plant and equipment	54,233,135	328,311,127	323,152,636	263,846,113
Property, plant and equipment impairment	590,259	3,573,248	65,476,299
Pledged property, plant and equipment		2,392,327,496